Document and Entity Information	Jul. 20, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 20, 2026
Entity Registrant Name	GALAXY GAMING, INC.
Entity Incorporation State Country Code	NV
Entity File Number	000-30653
Entity Tax Identification Number	20-8143439
Entity Address Address Line 1	6480 Cameron Street
Entity Address Address Line 2	Suite 305
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89118
City Area Code	702
Local Phone Number	939-3254
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	GLXZ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0000013156
Amendment Flag	false